ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 10,515,108	$ 9,546,483
Subsequent collection	$ 6,641,266	$ 9,345,638
Subsequent collection (as a percentage)	63.20%	97.90%
Less than 6 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 9,753,637	$ 8,834,530
Subsequent collection	$ 6,490,856	$ 8,834,530
Subsequent collection (as a percentage)	66.50%	100.00%
From 7 to 9 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 116,735	$ 212,590
Subsequent collection	$ 116,735	$ 212,590
Subsequent collection (as a percentage)	100.00%	100.00%
From 10 to 12 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 66,048	$ 298,518
Subsequent collection	$ 33,675	$ 298,518
Subsequent collection (as a percentage)	51.00%	100.00%
Over 1 year
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 578,688	$ 200,845
Subsequent collection (as a percentage)	0.00%	0.00%